Convertible Notes Payable - Schedule of Value of the Conversion Feature Using the Binomial Valuation Model (Details) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018 $ / shares
Expected Term [Member]
Fair value assumptions, measurement input, term	18 months
Expected Stock Price Volatility [Member]
Fair value assumptions, measurement input, percentages	340.00%
Weighted-average Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	2.70%
Expected Yield [Member]
Fair value assumptions, measurement input, per share	$ 0.00